Salaries and Social Contribution	12 Months Ended
Dec. 31, 2023
Salaries and Social Contribution
Salaries and Social Contribution
20. Salaries and Social Contributions

	December 31, 2023	December 31, 2022
Salaries payable	28,108	28,351
Social contribution payable (i)	25,327	25,205
Provision for vacation pay	22,379	21,454
Provision for profit sharing (ii)	28,592	25,047
	104,406	100,057

(i)	Refers to the effect of social contribution over restricted share units' compensation plans issued on July 31 and November 10, 2020. The Company records the taxes over the shares on a monthly basis according to the Company’s share price.
(ii)	The provision for profit sharing is based on qualitative and quantitative metrics determined by Board of Directors.